Segmented Information - Segmented Revenue by Geographical Location of Customer (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Segment Reporting Information [Line Items]
Geographical revenue	$ 123,011	$ 104,570	$ 239,406	$ 203,408
United States
Segment Reporting Information [Line Items]
Geographical revenue	78,569	59,086	147,633	114,343
Europe, Middle-East and Africa
Segment Reporting Information [Line Items]
Geographical revenue	30,746	31,861	65,377	62,948
Canada
Segment Reporting Information [Line Items]
Geographical revenue	9,171	9,209	17,457	17,581
Asia Pacific
Segment Reporting Information [Line Items]
Geographical revenue	$ 4,525	$ 4,414	$ 8,939	$ 8,536